October 1, 2018

VIA EDGAR AND EMAIL

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mailstop 4720, Washington, D.C. 20549

Attn.: Jay Williamson

Re:	Blackstone / GSO Secured Lending Fund

Registration Statement on Form 10, File No. 000-55974

Ladies and Gentlemen:

On behalf of Blackstone / GSO Secured Lending Fund (the “Fund”), we are providing the following responses to comments issued by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in a letter dated August 31, 2018, relating to the above-referenced registration statement of the Fund (the “Registration Statement”) filed with the Commission on August 2, 2018, pursuant to the Securities Exchange Act of 1934, as amended (the “Exchange Act”), through the Commission’s electronic data gathering, analysis and retrieval system (“EDGAR”).

Together with this response, the Fund has filed an amended Registration Statement on EDGAR. For convenience of reference, the Staff’s comments have been reproduced herein. Please note that all page numbers in our responses are references to the page numbers of the amended Registration Statement. All capitalized terms used but not defined in this letter have the meanings given to them in the amended Registration Statement.

General

1. Your Form 10 filing indicates your intention “to file an election to be regulated as a business development company ...” Based on your EDGAR filing history you have not filed a Form N-6F or a Form N-54A. Briefly explain your intentions with respect to the filing of these forms.

The Fund intends to file a Form N-54A to elect to be treated as a business development company under the Investment Company Act of 1940, as amended (the “1940 Act”) shortly following the time that the Registration Statement becomes effective. The Fund does not intend to file a Form N-6F.

Item 1 Business (page 2)

2. On page three you discuss the possibility that you may acquire investments, including from an affiliate, “at cost to the warehousing party plus carrying charges, notwithstanding that the fair market value of such investments may have declined below or increased above such cost at the time of transfer.” You further state that “[a]ny such agreement would be made at or prior to the warehousing party’s acquisition, such that the parties would not know at the time of the agreement whether the investment will appreciate or depreciate prior to the Fund’s acquisition ...” With a view to disclosure, please explain:

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How the types of warehousing transactions you will use work and are structured, including who selects the investments that end up in the portfolio, what is included in “carrying charges,” and other material terms of the arrangement;

The Fund has updated its disclosure about the warehousing transactions in the amended Registration Statement. In addition, the Fund has filed the forward purchase agreement related to its warehouse transaction for primarily originated and anchor investments in middle market loans (the “Middle Market Warehouse”) and the purchase and sale agreement for its syndicated loan warehouse transaction (the “Syndicated Warehouse”) as exhibits to the Registration Statement.

The warehouse investments for the Middle Market Warehouse will ultimately be selected by the warehouse provider, which is not affiliated with the Adviser, in its sole discretion, for an account which it solely controls. Recommendations for such investments will be made on a non-discretionary basis by an affiliate of the Adviser, but only if the Adviser has determined the investment is desirable for the Fund. The warehouse documentation sets forth how the purchase price is determined when the Fund purchases an asset from the warehouse provider, which will be based on the cost of the asset to the warehouse provider plus amounts of unpaid interest, original issue discount and structuring fees accrued to the warehouse provider during the time the warehouse provider owned the asset (which were previously referred to as “carrying charges” in the Registration Statement).

Under the Syndicated Warehouse documents, the Fund (or its designee) has agreed, subject to certain contingencies, to purchase the equity interests of the warehouse entity from a third party that currently holds such equity interests at a price equal to the initial capital contribution made by the third party equity holder plus accrued but unpaid interest on the underlying assets in the warehouse vehicle remaining after the payment of all other obligations outstanding under the credit agreement of the Syndicated Warehouse vehicle other than principal on the loan made under such credit agreement. The warehouse investments for the Syndicated Warehouse will be selected by an affiliate of the Adviser as the collateral manager of the Syndicated Warehouse. Neither the Adviser nor any of its affiliates will receive any additional compensation from the Fund in connection with serving as collateral manager of the warehouse vehicle. No affiliate of the Adviser holds a beneficial interest in the Syndicated Warehouse.

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How your obligation to purchase investments, including potential losses thereon, is accounted for and otherwise reflected in NAV. In addition, please explain how these obligations are treated for purposes of complying with Section 61 of the Investment Company Act of 1940 (1940 Act);

Under the Middle Market Warehouse, the Fund has until the maturity date of the warehouse, which is one year from the commencement date of the warehouse, to purchase the assets in the warehouse. Additionally, the obligation to purchase assets from the warehouse provider is contingent on the Fund raising sufficient funds to purchase such assets. If the Fund raises sufficient funds to purchase the assets, the obligation to purchase such assets is also contingent on the assets meeting certain criteria and further the obligation to purchase such assets may be satisfied by another party (including an affiliate of the Fund). Therefore, until the Fund raises sufficient funds to purchase the assets, the obligation to purchase the assets is contingent and will not be reflected in the Fund’s NAV. After the Fund raises sufficient funds to purchase the assets, the Fund’s NAV will reflect the difference between (1) the current purchase price the Fund would be obligated to pay to purchase each asset under the forward purchase agreement and (2) the current market value of each such asset.

Under the Syndicated Warehouse, the Fund’s purchase of the equity interests of the warehouse vehicle is contingent on the Fund raising sufficient funds to do so within six months of the opening date of the Syndicated Warehouse. Additionally, if the Fund raises sufficient funds, the Fund has the right, but not the obligation to purchase the equity interests in the warehouse entity. If the Fund does not purchase such interests, affiliates of the Adviser will purchase the equity interests of the warehouse vehicle instead of the Fund (or effect a similar transaction). Due to these contingencies, the Fund will not recognize any assets or liabilities related to the equity interests in the warehouse vehicle unless and until the Fund actually purchases such equity interests.

While not clear that Section 61 of the 1940 Act would apply to the obligations under the Middle Market Warehouse because such obligations may or may not be senior securities (if not covered or segregated against in accordance with existing Staff guidance), the Fund intends to treat such obligations as securities that would constitute senior securities if not covered or segregated against when the contingencies for the Fund’s purchase of such assets have been met. Because the Fund has the right, but not the obligation to purchase the equity interests of the warehouse, the Fund does not consider the Syndicated Warehouse to create a senior security.

•	Whether you will treat your warehouse agreements as an off-balance sheet obligation for disclosure purposes pursuant to Item 303(a)(4) of Regulation S-K; and,

The Fund will not treat the Middle Market Warehouse as an off-balance sheet obligation until the fundraising contingency is met. After that, the Fund will treat the purchase obligations under the warehouse arrangement as an off-balance sheet arrangement under Item 303(a)(4) of Regulation S-K. The Fund will not treat the Syndicated Warehouse as an off-balance sheet obligation because the purchase of the equity interests of the warehouse vehicle are contingent until the time that the Fund purchases such equity interests.

•	With respect to purchases involving affiliates, please explain how the transactions are structured to comply with Section 57 of the 1940 Act.

The Fund has entered into the transaction with the warehouse provider for the Middle Market Warehouse, which is not an affiliated person of the Fund (but may become an affiliated person of the Fund within the meaning of Section 57(d) of the 1940 Act after the Fund’s first closing solely by virtue of the warehouse provider separately potentially becoming a shareholder of the Fund). Although an affiliate of the Adviser will recommend investment opportunities to the warehouse, on a non-discretionary basis, the warehouse provider has sole control of the account and thus has ultimate discretion of whether it purchases any asset and whether it makes any asset available for purchase by the Fund pursuant to the forward purchase agreement. Because the warehouse provider may be an affiliated person of the Fund within the meaning of Section 57(d) of the 1940 Act after the Fund’s first closing, even though not required, the Fund’s “Required Majority” has approved the Middle Market Warehouse pursuant to Section 57(f) of the 1940 Act.

The Fund has entered into an agreement to purchase (subject to certain contingencies) the equity interests of the Syndicated Warehouse vehicle from a third party not affiliated with the Adviser. An affiliate of the Adviser currently serves as collateral manager to the warehouse, but if the Fund purchases the equity interests in the warehouse, no fees will be charged, directly or indirectly, to the Fund with respect to the Adviser or any of its affiliate’s role as collateral manager of the Syndicated Warehouse (but for the avoidance of doubt, the Fund’s gross assets attributable to the warehouse will be subject to the Adviser’s normal fee as the adviser of the Fund). No affiliate of the Adviser holds a beneficial interest in the Syndicated Warehouse. The transaction to purchase the equity interests of the warehouse is between only the Fund and the third party holder of such equity interests and therefore does not constitute a principal transaction under Section 57 of the 1940 Act.

The Fund believes each warehouse arrangement complies with Section 57 of the 1940 Act.

In addition, please add disclosure addressing the potential for investor dilution if you engage in warehousing transactions under these terms.

The Fund will not issue new equity interests in connection with the warehouse transactions and therefore investors’ interests in the Fund’s assets will not be diluted by the warehouse transactions. The Fund has expanded on the previous disclosure in the Registration Statement that noted that the purchases under the warehouse transactions will be based on cost and not on fair market value and therefore the Fund will be subject to market value changes of the warehouse assets while the assets are held in the warehouses. See page 61 of the amended Registration Statement.

3. Starting on page three you use footnotes as part of your disclosure. In some instances the footnotes impede the disclosure. Where possible, please remove these footnotes and include necessary context in the relevant paragraph.

The Fund has revised the Registration Statement accordingly.

4. On page three you state you will employ “a defensive investment approach ... generally lending on a basis of 3.5 times to 5.5 times the borrower’s earnings before interest, taxes, depreciation and amortization and at loan to value ratios of 50%-65% ...” Please revise your disclosure to clarify what lending on a basis of 3.5 times to 5.5 times borrower EBITDA means. In addition, please clarify how EBIDTA is calculated – for example, is it based on historical or projected numbers, does it include add-backs, etc. Also, please clarify how “value” is determined for purposes of calculating your loan to value ratios.

The Fund has revised the Registration Statement to clarify that EBITDA is generally measured on a forward basis using estimated projections of the Adviser. If historical EBITDA is used, the Adviser may include additional add-backs to arrive at an adjusted EBITDA number that excludes the impact of non-recurring or unusual events. The Fund has also revised the Registration Statement to clarify that “value” would typically be the Adviser’s estimate of enterprise value of the borrower and has added disclosure providing the primary methods the Adviser uses for determining enterprise value. See page 3.

5. The disclosure on page four states that, “[s]ubject to the limitations of the 1940 Act, we may invest in loans or other securities, the proceeds of which may refinance or otherwise repay debt or securities of companies whose debt is owned by other GSO funds.” Please explain to us what sorts of investments are contemplated by this statement and how they can be made consistent with the limitations contained in the 1940 Act.

The investments contemplated by this statement are the loans that the Fund expects to make to borrowers in the ordinary course. The disclosure is intended to alert investors that in some circumstances borrowers may use the proceeds from the Fund’s loan to repay borrowings that such borrower made from other GSO funds. Loan agreements generally permit prepayment by the borrower in accordance with the terms of the applicable loan documentation.

In addition, prepayment events are particularly common in leveraged buyouts. In the case of a sponsor acquiring the equity of a private company, it would be common for the change of control provision in the applicable credit agreement to require the repayment in full of the private company’s pre-existing loan. Because GSO is one of the largest lenders in the market today, it is possible that a GSO fund holds a stake in the loan being repaid as a result of the change of control.

If an unaffiliated borrower determines to prepay a loan from another GSO Fund by entering into a new loan with the Fund (or if an unaffiliated private equity sponsor determines to effect a leveraged buyout of a private company and use GSO as a lender), this would not be inconsistent with the limitations contained in the 1940 Act. The Fund is transacting with the unaffiliated borrower or unaffiliated private equity sponsor, not with another GSO fund. The decisions to enter into a new loan with the Fund or enter into a leveraged buyout transaction and to prepay a loan held by a GSO fund are in the control of the unaffiliated borrower or unaffiliated private equity sponsor and cannot be made by the Fund and the GSO fund unilaterally.

6. On page 15 under Viable Exit Strategy, you disclosure that, “[i]n addition to payments of principal and interest, we expect the primary methods for the strategy to realize returns on our investment include refinancings, sales of portfolio companies, and in some cases initial public offering and secondary offering.” Please clarify whether the loans you will typically make will be amortizing or not; if not, please consider the need for additional disclosure about the assumptions and risks. It is unclear for example, how changes in the credit markets, economy, and other factors impact the viability of your exit strategies, particularly for investments at the lower end of your investment range. Please revise or advise as appropriate.

The Fund notes that the amortization terms of loans varies, but certain originated loans will have mandatory amortization of 1% per annum or more. While it is GSO’s historical experience that a majority of loans are refinanced in some fashion prior to maturity, the Fund’s disclosure notes that the exit strategies such as refinancing, sales of portfolio companies or initial public offerings are in addition to the inherent exit strategy of loan investments through payment of principal and interest in accordance with the terms of the debt instrument. The risk that a borrower of a loan does not pay principal or interest when due it is equivalent to the risk of default. The Fund believes it currently has risk disclosure addressing the risks of default by portfolio companies of the Fund. To address the risk that other exit strategies may not be available the Fund has added the following disclosure on page 19: “There is no assurance that our investments will achieve realization events as a result of refinancings, sales of portfolio companies or public offerings and these realization events will become more unlikely when conditions in the loan and capital markets have deteriorated.”

7. Supplementally tell us what sorts of information is typically provided under “flash reporting” and how it impacts your NAV calculations.

GSO’s flash reporting is a regular report prepared by GSO analysts for portfolio managers that highlights positions that are advancing or declining, which positions are the largest contributors and detractors from performance and major changes in portfolio composition. The report also includes performance metrics such as distribution coverage, potential changes in value of investments and other items. The purpose of the report is to aide portfolio managers detect emerging portfolio issues on a real time basis and address issues proactively. The flash reporting is not used for calculating the Fund’s NAV. The Fund has used more descriptive language in place of the term flash reporting in the amended Registration Statement on page 18.

8. Please clarify the meaning of the statement on page 18 that, “[w]hen, in order to maximize our recovery, GSO is forced to take positions inconsistent with the company’s shareholders, GSO expects to act quickly to enforce its rights.”

GSO may need to take positions inconsistent with a company’s shareholders when, for example, a company is distressed and its future prospects may, in GSO’s view, be limited. In such scenarios, GSO may seek to accelerate repayment of the loan in an effort to maximize the Fund’s recovery. A company’s shareholders may disagree with such acceleration because, while it may be in the best interests of the Fund as lender, it may also precipitate a liquidation of the company and inhibit the company’s ability to recover and generate value for its shareholders. The Fund has added disclosure on page 18 clarifying this in the amended Registration Statement.

9. Please clarify what you mean by “fulcrum security” as used on page 19.

A fulcrum security is the security in a company’s capital structure that, if the company were to be liquidated, would be partially repaid. Generally, securities more senior than the fulcrum security would typically be fully repaid in such a liquidation and securities more junior than the fulcrum security would typically receive no recovery in a liquidation. The Fund has clarified this in the amended Registration Statement on page 18.

10. On page 22 you disclose that you “intend to conduct repurchase offers ... on a quarterly basis at a price per share expected to reflect net asset value per share.” Please clarify what date will be used to calculate the NAV investors will be receive in a repurchase offer.

While the disclosure states the Fund intends to conduct repurchase offers after the Initial Drawdown Period, the exact terms of those repurchase offers have not been determined. Currently the Fund expects that the NAV as of the last day of the applicable calendar quarter would be used for determining what amount tendering shareholders would receive in such tender offers. The Fund has added disclosure on page 22 clarifying this intention.

11. The disclosure on page 23 discussing the offering price following the initial drawdown date includes a parenthetical “taking into account any investment valuation adjustments from the last quarterly valuation date in accordance with the Fund’s valuation policy, subject to certain adjustments.” Please confirm your understanding of Section 23(b) of the 1940 Act and explain how the NAV used at the time of sale will comply with Section 23(b).

The language referenced in the Staff’s comment is intended to address compliance with Section 23(b) of the 1940 Act. Section 23(b) of the 1940 Act restricts the Fund from issuing shares at a price below its then-current NAV (determined within 48 hours, excluding Sundays and holidays). The Fund’s policy for determining NAV as of times other than quarter end is described in Item 9 of the Registration Statement under “Valuation of Portfolio Securities”:

“In cases where we determine our net asset value at times other than a quarter end, we generally intend to update the value of securities with market quotations to the most recent market quotation. For securities without market quotations, non-quarterly valuations will generally be the most recent quarterly valuation unless a material event has occurred since the most recent quarter end with respect to the investment. Independent valuation firms are generally not used for non-quarterly valuations.”

The Fund believes this policy complies with Section 23(b) for determining NAV in connection with sales of the Fund’s shares. Securities without market quotations are valued using the process described in the Registration Statement. When a new NAV must be struck at a time other than quarter end for Section 23(b) purposes, the Fund will determine whether there is information available that would result in a change from the quarter end valuation of an asset without a market quotation. If the Fund determines such a change in valuation is warranted, the Fund will re-conduct the full valuation process described in the Registration Statement. If there is no information suggesting that the valuation of such asset has changed, the Fund would determine (through the valuation process described in the Registration Statement) that the latest quarter end valuation remains the current valuation of such asset.

Most of the Fund’s assets are expected to be private loans to middle market companies that do not have market quotations. These loans will not have a market price and therefore fair market value will be determined using an analysis of the loan and its borrower. This analysis is based on, among other things, the borrower’s most recent quarterly financial statements. Because these loans do not have market quotations, changes in value are driven by the Fund’s assessment of the borrower’s financial health and macroeconomic changes in the market. With respect to a borrower’s financial health, this can oftentimes only be evaluated on a quarterly basis when new financial information is available about the borrower. With respect to macroeconomic changes, these factors are subjective in nature and often do not change discernably over a short period of time. For these reasons, the Fund expects that the most recent quarter end valuation of an asset without a market quotation will often be the appropriate fair valuation for the same asset when NAV is determined at times other than quarter end.

Item 1A Risk Factors (page 35)

12. You currently present over 25 pages of risk factor disclosure. Some of the risk factors are lengthy, detailed, and complex. Others are generic and would apply to any issuer. We are concerned that the length and complexity of the risk disclosure may distract investors from other essential information contained in your prospectus. Please review the risk factors to ensure it is clear and concise and revise as necessary.

The Fund has revised the Registration Statement to eliminate certain generic risk factors and reduce the complexity of certain other risk factors.

13. The disclosure on page 36 indicates the Advisory Agreement “has been approved,” and “will have termination provisions that allow the parties to terminate the agreement.” Disclosure later in your document suggests the Advisory Agreement has not been approved. See, e.g., page 72 (“We expect to enter into ...”). Please revise as necessary.

The Fund notes that at the time of the last filing of the Registration Statement the Advisory Agreement had been approved by the Fund’s Board of Trustees, but that it had not been formally entered into at that time. The Fund has now entered into the Advisory Agreement and has updated the disclosure accordingly.

14. The disclosure on page 45 suggests you may create a CLO vehicle. Please clarify who will manage the CLO vehicle and any compensation they may receive for structuring and/or managing the vehicle.

The Fund may in the future create a CLO vehicle for which the Adviser or an affiliate, including the Fund, serves as manager and receives compensation for structuring and/or management services. To the extent the Adviser or an affiliate other than the Fund serves as manager and the Fund compensates the Adviser or the affiliate for such services, the Fund, the Adviser or the affiliate will implement offsetting arrangements to assure that the Fund, and indirectly, its shareholders, pay no additional management fees to the Adviser or the affiliate in connection therewith.

15. The disclosure on page 56 and elsewhere describing your co-investment relief includes a statement that “neither the Adviser nor its affiliates will be obligated to offer us the right to participate in any transactions originated by them.” Please reconcile this statement to the conditions contained within your exemptive application.

The Fund has revised the disclosure as follows on pages 53 and 56: “while the terms of the exemptive relief require that the Adviser will be given the opportunity to cause us to participate in certain transactions originated by affiliates of the Adviser, the Adviser may determine that we not participate in those transactions and for certain other transactions (as set forth in guidelines approved by the Board of Directors) the Adviser may not have the opportunity to cause us to participate.”

16. On page 58 you state that, in the event you default under a credit facility, “the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition ...” Please explain to us the circumstances covered by this statement and how permitting the lending agent this level of control would be consistent with Section 15 of the 1940 Act and the board and adviser’s fiduciary duties.

If the Fund were to default on a secured borrowing facility, the lender for that facility would typically have the right to accelerate the loan and assume control of the collateral. At such point, the pledged assets would essentially belong to the lender and not the Fund until the lender’s claim against the Fund was satisfied. This is the case for typical secured lending arrangements. We do not view a lender enforcing its rights to realize the sale of assets pledged to it as engaging in investment advisory activities on behalf of the Fund. A view to the contrary would effectively prohibit investment companies from entering into secured borrowings.

17. We note the page 58 reference to “limitations on how borrowed funds may be used” including restrictions based on geography, industry, loan size, payment frequency, and the like.” Please confirm that any material restrictions in your credit agreements impacting investment flexibility will be described in disclosure once known.

The Fund confirms that any material restrictions in its credit agreements impacting investment flexibility will be described in its current and/or periodic reports once known.

Item 2 Financial Information (page 64)

18. The disclosure here and elsewhere indicates that certain costs and expenses of the administrator and adviser will be allocated to you. In an appropriate location, please explain the allocation methodologies that will be used to allocate these costs and expenses.

The Fund has revised the Registration Statement to note that such costs “will be reasonably allocated to us on the basis of time spent, assets under management, usage rates, proportionate holdings, a combination thereof or other reasonable methods determined by the Administrator.”

Item 11 Description of the Registrant’s Securities to be Registered (page 96)

19. Please confirm the disclosure on page 97 under Amendment of the Declaration of Trust; No Approval by Shareholders is not designed to limit shareholder voting rights under the 1940 Act, including Section 58.

The Fund confirms that the disclosure is not designed to limit shareholder voting rights under the 1940 Act, including Section 58.

The Fund has clarified that the disclosure on page 98 is limited to rights the shareholders have with respect to voting on amendments to the Declaration of Trust. The Fund has added disclosure on page 97 about voting rights generally, noting that the Fund’s Declaration of Trust reserves for voting rights for any matter for which the vote is required by the 1940 Act.

Item 15 Financial Statements and Exhibits

20. We note that you have not filed required exhibits. Please note that we review and frequently comment upon these exhibits and plan accordingly

The Fund acknowledges the Staff’s comment and has filed the required exhibits with its amended Registration Statement.

Please call Benjamin Wells (212-455-2516) or me (202-636-5543) with any questions you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,

/s/ Rajib Chanda

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